Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Belgium (3.4%)
[1]	UCB SA	9,789,831	1,112,837
*	Argenx SE	1,377,888	396,981
*	Galapagos NV	1,175,458	69,015
			1,578,833
Brazil (0.0%)
[2]	Hapvida Participacoes e Investimentos SA	8,909,471	15,804
China (0.8%)
[2]	WuXi AppTec Co. Ltd. Class H	9,838,416	133,820
*,2	Wuxi Biologics Cayman Inc.	6,756,200	49,866
*	Zai Lab Ltd. ADR	1,085,794	43,388
	Zai Lab Ltd.	10,482,000	42,713
	Yifeng Pharmacy Chain Co. Ltd. Class A	6,945,794	38,591
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,872,000	26,497
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	452,517	21,396
*,2	Akeso Inc.	4,541,000	8,472
*,2	Remegen Co. Ltd. Class H	1,964,500	8,208
*,2	Everest Medicines Ltd.	2,139,500	4,900
			377,851
Denmark (2.0%)
*	Genmab A/S	2,088,852	734,527
*	Genmab A/S ADR	3,150,246	110,826
*	Ascendis Pharma A/S ADR	942,809	86,050
			931,403
Germany (0.0%)
*	MorphoSys AG	943,340	20,202
Italy (0.2%)
	DiaSorin SpA	552,359	72,355
	Amplifon SpA	548,771	21,893
			94,248
Japan (8.3%)
	Daiichi Sankyo Co. Ltd.	45,692,990	1,150,500
[1]	Eisai Co. Ltd.	17,856,177	777,653
	Astellas Pharma Inc.	44,471,600	677,112
	Ono Pharmaceutical Co. Ltd.	19,628,460	504,266
	Chugai Pharmaceutical Co. Ltd.	11,038,000	330,756
	Terumo Corp.	8,498,900	252,971
	Nippon Shinyaku Co. Ltd.	1,977,800	133,766
	Asahi Intecc Co. Ltd.	2,023,500	39,102
			3,866,126

		Shares	Market Value ($000)
Netherlands (0.6%)
	Koninklijke Philips NV	10,091,245	263,696
Spain (0.1%)
	Almirall SA	3,095,158	40,209
Switzerland (4.9%)
	Novartis AG (Registered)	21,530,502	1,902,635
	Alcon Inc.	2,412,628	172,264
	Lonza Group AG (Registered)	275,783	162,611
	Tecan Group AG (Registered)	131,782	39,603
			2,277,113
United Kingdom (6.6%)
	AstraZeneca plc	20,688,477	2,760,697
	Hikma Pharmaceuticals plc	6,910,934	162,341
*	Abcam plc ADR	5,880,982	91,273
*	Abcam plc	1,281,015	19,877
	Genus plc	573,292	18,012
			3,052,200
United States (71.4%)
	UnitedHealth Group Inc.	6,739,232	3,427,236
	Eli Lilly & Co.	9,441,559	2,758,163
	Pfizer Inc.	55,596,967	2,728,143
	Bristol-Myers Squibb Co.	23,066,775	1,736,236
	Anthem Inc.	3,216,173	1,614,294
*	Boston Scientific Corp.	31,111,149	1,310,090
*	Vertex Pharmaceuticals Inc.	4,656,632	1,272,285
	Stryker Corp.	5,108,172	1,232,398
	Thermo Fisher Scientific Inc.	2,024,414	1,119,339
*	Biogen Inc.	5,192,274	1,077,085
*	Regeneron Pharmaceuticals Inc.	1,603,971	1,057,193
	Danaher Corp.	3,885,065	975,656
*	Edwards Lifesciences Corp.	9,131,833	965,965
	Humana Inc.	2,135,390	949,309
*	Centene Corp.	8,630,836	695,214
	Baxter International Inc.	9,768,562	694,154
*	Incyte Corp.	9,000,425	674,672
*	Alnylam Pharmaceuticals Inc.	5,036,278	671,991
	HCA Healthcare Inc.	2,874,896	616,809
*	Seagen Inc.	4,431,828	580,614
	Viatris Inc.	55,233,099	570,558
	Zoetis Inc.	3,117,917	552,651
	Agilent Technologies Inc.	3,576,445	426,563
*	Insulet Corp.	1,657,184	396,050
	Teleflex Inc.	1,217,493	347,740
*	IQVIA Holdings Inc.	1,450,076	316,102
*	Laboratory Corp. of America Holdings	1,301,128	312,635
*	Moderna Inc.	2,250,066	302,431
*	Illumina Inc.	946,867	280,888
*	Align Technology Inc.	901,102	261,238
*	Waters Corp.	811,122	245,786
	Universal Health Services Inc. Class B	1,802,357	220,843
*	Alkermes plc	7,325,603	211,344
*	Molina Healthcare Inc.	584,853	183,322
*	agilon health Inc.	9,875,459	175,487
*	Apellis Pharmaceuticals Inc.	3,791,661	165,051
*	Sarepta Therapeutics Inc.	2,273,611	164,428
*	Exact Sciences Corp.	2,807,222	154,538

		Shares	Market Value ($000)
*	Acadia Healthcare Co. Inc.	2,163,751	146,875
*	Syneos Health Inc.	1,911,256	139,694
*,1	Ironwood Pharmaceuticals Inc. Class A	10,902,066	130,825
	Royalty Pharma plc Class A	3,053,455	130,016
*	Intra-Cellular Therapies Inc.	2,295,196	116,160
*,1	Agios Pharmaceuticals Inc.	5,148,413	113,111
*	Legend Biotech Corp. ADR	2,408,691	96,709
*	Mirati Therapeutics Inc.	1,328,452	82,085
	Encompass Health Corp.	1,118,557	76,990
*	Blueprint Medicines Corp.	1,306,248	76,220
*	Karuna Therapeutics Inc.	514,899	57,391
*	Oak Street Health Inc.	2,978,154	53,875
*	DexCom Inc.	122,498	50,050
*,1	Nektar Therapeutics Class A	11,383,721	47,015
*	Glaukos Corp.	934,746	44,204
*	PTC Therapeutics Inc.	1,235,744	43,659
*	Turning Point Therapeutics Inc.	1,296,184	38,160
*,3	Reata Pharmaceuticals Inc. Class A	1,237,211	31,400
*	NeoGenomics Inc.	3,115,807	29,444
*,1	2seventy bio Inc.	2,046,666	27,548
*	NanoString Technologies Inc.	1,416,596	26,604
*	Sage Therapeutics Inc.	772,758	24,357
*	Amicus Therapeutics Inc.	3,307,491	23,417
*	Relay Therapeutics Inc.	950,758	22,657
*,1	Bluebird Bio Inc.	6,140,000	22,288
*	TG Therapeutics Inc.	3,066,304	21,280
*	REVOLUTION Medicines Inc.	952,971	19,031
*,3	Oscar Health Inc. Class A	2,116,136	15,575
*	ALX Oncology Holdings Inc.	1,056,514	13,502
*	Rocket Pharmaceuticals Inc.	1,199,337	12,329
*	Nevro Corp.	181,959	11,225
			33,188,197
Total Common Stocks (Cost $29,153,439)			45,705,882
Temporary Cash Investments (1.6%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund 0.409%	31,690	3,169
		Face Amount ($000)
Repurchase Agreements (1.2%)
	Bank of America Securities, LLC, 0.300%, 5/2/22 (Dated 4/29/22, Repurchase Value $42,401,000, collateralized by Ginnie Mae 2.000%, 12/20/51, with a value of $43,248,000)	42,400	42,400
	Bank of Nova Scotia, 0.290%, 5/2/22 (Dated 4/29/22, Repurchase Value $93,802,000, collateralized by U.S. Treasury Note/Bond 1.250%–3.375%, 11/30/22–5/15/50, with a value of $95,678,000)	93,800	93,800
	Barclays Capital Inc., 0.300%, 5/2/22 (Dated 4/29/22, Repurchase Value $3,400,000, collateralized by U.S. Treasury Bill 0.000%, 5/3/22, with a value of $3,468,000)	3,400	3,400
	BNP Paribas, 0.280%, 5/2/22 (Dated 4/29/22, Repurchase Value $36,601,000, collateralized by Fannie Mae 1.500%–6.000%, 9/1/26–3/1/52, Freddie Mac 3.000%–7.000%, 1/1/29–1/1/52, Ginnie Mae 2.500%–3.500%, 2/20/48–3/20/52, U.S. Treasury Bill 0.000%, 3/23/23, and U.S. Treasury Note/Bond 1.750%–2.375%, 12/31/23–11/15/51, with a value of $37,332,000)	36,600	36,600

	Face Amount ($000)	Market Value ($000)
Credit Agricole Securities, 0.290%, 5/2/22 (Dated 4/29/22, Repurchase Value $18,400,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%, 2/15/49, with a value of $18,768,000)	18,400	18,400
HSBC Bank USA, 0.295%, 5/2/22 (Dated 4/29/22, Repurchase Value $58,501,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.375%, 1/15/27, and U.S. Treasury Note/Bond 1.625%, 9/30/26, with a value of $59,670,000)	58,500	58,500
HSBC Bank USA, 0.300%, 5/2/22 (Dated 4/29/22, Repurchase Value $35,501,000, collateralized by Fannie Mae 1.500%–3.500%, 7/1/27–4/1/51, and Freddie Mac 2.500%, 4/1/52, with a value of $36,210,000)	35,500	35,500
Natixis SA, 0.280%, 5/2/22 (Dated 4/29/22, Repurchase Value $198,405,000, collateralized by Fannie Mae 0.000%, 3/23/28–8/6/38, Federal Home Loan Bank 2.820%–2.840%, 1/7/42–1/27/42, Freddie Mac 0.00%, 9/15/29–12/14/2029, U.S. Treasury Bill 0.000%, 5/19/22, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.000%, 7/31/22–2/15/47, and U.S. Treasury Note/Bond 0.125%–7.250%, 8/15/22–2/15/48, with a value of $202,368,000)	198,400	198,400
Nomura International plc, 0.270%, 5/2/22 (Dated 4/29/22, Repurchase Value $11,900,000, collateralized by U.S. Treasury Note/Bond 1.750%, 4/30/22, with a value of $12,138,000)	11,900	11,900
RBC Capital Markets LLC, 0.300%, 5/2/22 (Dated 4/29/22, Repurchase Value $68,002,000, collateralized by Fannie Mae 3.000%, 11/1/51, Freddie Mac 2.500%, 4/1/50, and U.S. Treasury Note/Bond 0.375%, 1/31/26, with a value of $69,360,000)	68,000	68,000
		566,900
U.S. Government and Agency Obligations (0.4%)
Federal Home Loan Bank Discount Notes, 0.298%, 5/11/22	50,000	49,994
United States Cash Management Bill, 0.276%–0.289%, 5/17/22	56,378	56,374
United States Cash Management Bill, 0.551%, 6/28/22	50,000	49,946
		156,314
Total Temporary Cash Investments (Cost $726,389)		726,383
Total Investments (99.9%) (Cost $29,879,828)		46,432,265
Other Assets and Liabilities—Net (0.1%)		58,129
Net Assets (100%)		46,490,394
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $221,070,000, representing 0.5% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,889,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,073,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	33,204,001	—	—	33,204,001
Common Stocks—Other	331,537	12,170,344	—	12,501,881
Temporary Cash Investments	3,169	723,214	—	726,383
Total	33,538,707	12,893,558	—	46,432,265
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
2seventy bio Inc.	38,211	—	—	—	(10,663)	—	—	27,548
Agios Pharmaceuticals Inc.	159,034	—	—	—	(45,923)	—	—	113,111
Alkermes plc	301,083	—	125,305	(67,260)	102,826	—	—	NA1
Bluebird Bio Inc.	48,445	—	—	—	(26,157)	—	—	22,288
Eisai Co. Ltd.	894,327	—	—	—	(116,674)	17,856	—	777,653
Ironwood Pharmaceuticals Inc. Class A	121,558	—	—	—	9,267	—	—	130,825
Nektar Therapeutics Class A	126,587	—	—	—	(79,572)	—	—	47,015
UCB SA	1,018,749	—	46,817	14,097	126,808	9,398	—	1,112,837
Vanguard Market Liquidity Fund	4,711	NA2	NA2	—	—	—	—	3,169
Total	2,712,705	—	172,122	(53,163)	(40,088)	27,254	—	2,234,446
1	Not applicable—at April 30, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.